Income tax expense - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Effective tax rate	24.20%	22.70%	21.60%
Blended tax rate	25.30%	25.10%	23.70%
Deferred tax recognised on losses	£ 9	£ 3	£ 1
Credited/(charged) to other comprehensive income	£ (6)	£ 6	£ 11
Most of jurisdictions in which group operates | Minimum
Income taxes
Effective tax rate	15.00%
Limited number of jurisdictions in which group operates
Income taxes
Effective tax rate	15.00%
Limited number of jurisdictions in which group operates | Maximum
Income taxes
Pillar Two top-up tax charge	£ 1